Loss Per Share (Tables)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Loss Per Share [Abstract]
Schedule of Loss Per Share
	Consolidated
	2023	2022
	$	$
Basic loss per share - cents per share	(1.30)	(1.25)
Basic loss per share
The loss and weighted average number of ordinary shares used in the calculation of basic loss per share is as follows:
Total comprehensive loss for the year	(19,979,558)	(14,903,909)
- Weighted average number of ordinary shares (number)	1,536,826,010	1,191,154,011

	Consolidated
	2022	2021
	$	$
Basic loss per share - cents per share	(1.25)	(1.16)
Basic loss per share
The loss and weighted average number of ordinary shares used in the calculation of basic loss per share is as follows:
Total comprehensive loss for the year	(14,903,909)	(11,372,799)
- Weighted average number of ordinary shares (number)	1,191,154,011	976,931,338